Financing Obligations (Details) - Schedule of financing obligations net of discounts consist - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Financing Obligations Net of Discounts Consist [Abstract]
Receivable financing facility	$ 4,628	$ 5,911
Equipment financing facility	2,158	2,929
Total financing obligations	6,786	8,840
Less: financing obligations, current	(6,786)	(8,840)
Total financing obligations, noncurrent